Employee Benefit Plans - Pension Plan Assets Valued Using Net Asset Value (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Defined Benefit Plan Disclosure [Line Items]
Fair value	$ 214	$ 117
Unfunded commitments	47	59
Pension
Defined Benefit Plan Disclosure [Line Items]
Fair value	258	293
Unfunded commitments	8	8
Pension | Funds of funds
Defined Benefit Plan Disclosure [Line Items]
Fair value	158	177
Unfunded commitments	$ 0	$ 0
Redemption frequency	Monthly	Monthly
Pension | Venture Capital and Partnership Interests
Defined Benefit Plan Disclosure [Line Items]
Fair value	$ 48	$ 60
Unfunded commitments	$ 8	$ 8
Redemption frequency	N/A	N/A
Pension | Property Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value	$ 40	$ 49
Unfunded commitments	$ 0	$ 0
Redemption frequency	Daily-Quarterly	Daily-Quarterly
Pension | Contract Holder Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value	$ 12	$ 7
Unfunded commitments	$ 0	$ 0
Redemption frequency	N/A	N/A
Minimum | Pension | Funds of funds
Defined Benefit Plan Disclosure [Line Items]
Redemption notice period	30 days	30 days
Minimum | Pension | Property Funds
Defined Benefit Plan Disclosure [Line Items]
Redemption notice period	0 days	0 days
Maximum | Pension | Funds of funds
Defined Benefit Plan Disclosure [Line Items]
Redemption notice period	45 days	45 days
Maximum | Pension | Property Funds
Defined Benefit Plan Disclosure [Line Items]
Redemption notice period	90 days	90 days